CONVERTIBLE SENIOR NOTES, NET (Schedule of Net Carrying Amount of Liability and Equity Components of Notes) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Net carrying amount of the liability and equity components:
Principal amount	$ 72,000
Convertible Senior Note [Member]
Net carrying amount of the liability and equity components:
Principal amount	574,980	$ 575,000
Unamortized issuance costs	(1,156)	(2,660)
Net carrying amount	$ 573,824	$ 572,340